BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 23, 2025	Jan. 27, 2025	Jan. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 16, 2024
Subsequent Event [Line Items]
Accumulated deficit				$ (112,652,321)		$ (112,652,321)		$ (106,074,505)	$ (96,499,518)
Net cash used in operating activities						(6,356,680)	$ (6,414,590)	(7,726,139)	(14,094,411)
Loss from operations				(1,873,943)	$ (2,083,192)	(6,580,525)	(6,458,440)	(9,632,266)	(16,448,440)
Cash				3,757,594		3,757,594		2,241,026	$ 2,287,977
Working capital				$ 3,259,655		$ 3,259,655		$ 1,244,848
Shares issued price										$ 1.00
Reverse stock split		1-for-15 reverse stock split
Reverse stock split conversion		every 15 shares of the Company’s issued and outstanding common stock, par value $0.01 per share (“Common Stock”), were reclassified as one share of Common Stock
Common stock, par value		$ 0.01		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Accumulated deficit				$ 112,652,321		$ 112,652,321		$ 106,074,505	$ 96,499,518
Net cash used in operating activities						6,356,680	6,414,590	7,726,139	14,094,411
Loss from operations				$ 1,873,943	$ 2,083,192	$ 6,580,525	$ 6,458,440	$ 9,632,266	$ 16,448,440
Subsequent Event [Member]
Subsequent Event [Line Items]
Reserve stock split, shares			87,131
Public stock offering			$ 4,200,000
Reverse stock split	1-for-12 reverse stock split
Reverse stock split conversion	every 12 shares of the Company’s issued and outstanding Common Stock were reclassified as one share of Common Stock